                          THE ROULSTON FAMILY OF FUNDS
                                 ANNUAL REPORT

                                                               November 27, 1995

Dear Shareholder,

    We are pleased to issue the financial report on The Roulston Family of Funds for the year ended October 31, 1995.

    During this fiscal year, both equity funds, the Roulston Midwest Growth Fund and the Roulston Growth and Income Fund, as well as the Roulston Government Securities Fund provided positive returns. The Roulston Midwest Growth Fund gained 18.17% during the period and the Roulston Growth and Income Fund gained 17.36%. These returns were earned during a period when the market, as measured by the Standard & Poor's 500 Stock Index, gained by 26.38%. The Roulston Government Securities Fund gained 14.76% during the period while the Lehman Brothers Intermediate Treasury Bond Index increased by 11.75%.

    In the commentary that follows on each of the Funds, you will note a common theme that has long been a landmark of our investment management. Research is the cornerstone of our investment process. Our research efforts for The Roulston Family of Funds gives us confidence in the future of the economy and the portfolios we manage on your behalf.

                                       Sincerely,


         /s/ Scott D. Roulston               /s/ Joseph A. Harrison
         --------------------------          ---------------------------
             Scott D. Roulston                   Joseph A. Harrison
             President                           Director of Investments

THE ROULSTON FAMILY OF FUNDS -- INVESTMENT ADVISERS REPORT
--------------------------------------------------------------------------------
                          ECONOMIC TRENDS AND OUTLOOK

    During the year ended October 31, 1995, economic activity slowed in response to the monetary restraint imposed by the Federal Reserve during the preceding year. Most measures of economic activity are posting slower growth rates than the year before, but are continuing to grow. Capital spending and export growth remain the driving engines of this expansion.

    Continued efforts to reduce costs, bolstered by strong profits, inject this capital spending cycle with an element of stability and longevity that is reassuring. Slower growth overseas has put some pressure on our exports, but growth remains strong reflecting the favorable competitive position of U.S. manufacturing and service industries. Continued efforts to improve productivity offer the promise that export growth will remain a driver for the domestic economy.

    Consumer and public sector spending will remain the restraining elements on the economy. Overall economic growth approaching 3% with inflation under control should provide a favorable setting for both the bond and stock markets.

                          ROULSTON MIDWEST GROWTH FUND
                ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000

    The graph below compares the increase in value of a $10,000 investment in Roulston Midwest Growth Fund with the performance of the Standard & Poor's 500 Stock and Lipper Growth Fund Indices.

                                                   ROULSTON MIDWEST GROWTH FUND
                                             (Assuming $10,000 invested at inception)

                                       Past performance is not indicative of future results.

                                                                                  Period
                                      7/1/93    7/93    10/93    1/94    4/94    7/94    10/94    1/95    4/95    7/95    10/95
                                      ------    ----    -----    ----    ----    ----    -----    ----    ----    ----    -----
                                                                       VALUE (In Thousands)
Roulston Midwest Growth Fund         $10,000   $10,200  $11,090  $11,730 $11,847 $11,796 $12,298  $12,222 $13,327 $14,950 $14,532
Standard & Poor's 500 Stock Index     10,000     9,970   10,480   10,862  10,241  10,482  10,880   10,914  12,019  13,207  13,750
Lipper Growth Fund Index              10,000     9,988   10,653   11,088  10,479  10,457  10,871   10,587  11,631  13,127  13,478

   Average Annual
    Total Return
---------------------
              Since
One Year    Inception
--------    ---------
 18.17%      17.34%

THE ROULSTON FAMILY OF FUNDS -- INVESTMENT ADVISERS REPORT
--------------------------------------------------------------------------------

    The Fund was established to achieve capital appreciation through the investment in equity securities of companies that are headquartered in the eight state area contiguous to the Great Lakes.

    Investment decisions are driven by intense and continuous fundamental research. This research focus attempts to uncover a combination of internal and external change at a company that presents an unusual appreciation potential.

    While the Fund's objective is growth, investments are not limited to growth stocks. We seek opportunities in a broad spectrum of investments from traditional growth companies to highly cyclical companies.

    Some examples include:

    R.G. BARRY

    This highly successful consumer marketing company known primarily for its Dearfoam slippers, is developing a variety of new products such as Pyrex Portables using its new proprietary heat retention technology.

    NATIONAL AUTO CREDIT

    The company is undergoing a complete change from an insurance car rental company (Agency Rent-A-Car) to a used car finance company.

    ACME CLEVELAND

    The sale of the traditional machine and cutting tool business combined with an aggressive expansion of the telecommunications and industrial test and control equipment businesses are drastically changing the nature of this company.

    Divergent demand trends and margin pressures should put even greater emphasis on a research driven stock selection process in the year ahead. The Midwest secular trends of increased productivity, global competitiveness and strong demand, and continuing manufacturing and service diversity should continue to present investment opportunities.

THE ROULSTON FAMILY OF FUNDS -- INVESTMENT ADVISERS REPORT
--------------------------------------------------------------------------------

                        ROULSTON GROWTH AND INCOME FUND
                ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000

    The graph below compares the increase in value of a $10,000 investment in Roulston Growth and Income Fund with the performance of the Standard & Poor's 500 Stock and Lipper Growth & Income Fund Indices.

                                                  ROULSTON GROWTH AND INCOME FUND
                                             (Assuming $10,000 invested at inception)

                                       Past performance is not indicative of future results.
                                                                                   Period
                                      7/1/93    7/93    10/93    1/94    4/94    7/94    10/94    1/95    4/95    7/95    10/95
                                      ------    ----    -----    ----    ----    ----    -----    ----    ----    ----    -----
                                                                         VALUE (In Thousands)
Roulston Growth & Income Fund        $10,000   $10,030  $10,398  $10,894 $10,682 $10,900 $10,889  $10,940 $11,746 $12,541 $12,780
Standard & Poor's 500 Stock Index     10,000     9,970   10,480   10,862  10,241  10,482  10,880   10,914  12,019  13,207  13,750
Lipper Growth & Income Fund Index     10,000    10,054   10,606   11,051  10,478  10,677  10,941   10,778  11,759  12,799  13,125

   Average Annual
    Total Return
-----------------------
                 Since
One Year       Inception
------------------------
 17.36%         11.07%

    The Fund was established to achieve capital appreciation and current income primarily through investment in common stocks or securities convertible into common stocks.

    The investment policy is to invest in a diversified portfolio of dividend paying common stocks which have been researched by our own staff and offer reasonable valuation based on the ratio of price to earnings, book value and cash flow.

    Our investment strategy is to seek out companies that meet the demanding fundamental analysis of our research staff. Visits with management, suppliers, customers, distributors and unions are among the sources utilized by our analysts to form judgments about the outlook for each company. The results of this analysis are joined with rigorous valuation for each investment in the portfolio.

    Two industrial companies that typify our investment approach are TRW and Johnson Controls. Both companies are reasonably valued by the marketplace, reflecting their reliance on the automotive industry

THE ROULSTON FAMILY OF FUNDS -- INVESTMENT ADVISERS REPORT
--------------------------------------------------------------------------------

for a substantial portion of their earnings. Yet, each company has established itself as an innovative low cost producer able to sustain strong earnings in a difficult automotive environment.

    Currently the Fund is diversified among thirty-seven investments representing most sectors of our economy. Based on our broad based research effort we continue to be impressed with the favorable outlook for well-managed companies that have taken the requisite action to improve profitability. Conversations with a broad cross section of managements point to continued strong earnings domestically. A strong relative competitive position for U.S. manufacturers enhance the earnings outlook for many companies. We will continue to seek out those companies that present a favorable earnings outlook at prices that offer a good value.

                      ROULSTON GOVERNMENT SECURITIES FUND
                ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000

    The graph below compares the increase in value of a $10,000 investment in Roulston Government Securities Fund with the performance of the Lehman Brothers Intermediate Treasury Bond Index.

                                                ROULSTON GOVERNMENT SECURITIES FUND
                                             (Assuming $10,000 invested at inception)

                                       Past performance is not indicative of future results.
                                                                                   Period
                                       7/1/93    7/93    10/93    1/94    4/94    7/94    10/94    1/95    4/95    7/95    10/95
                                       ------    ----    -----    ----    ----    ----    -----    ----    ----    ----    -----
                                                                          VALUE (In Thousands)
Roulston Government Securities Fund   10,000    10,000   10,304   10,346  9,649   9,748   9,558    9,733   10,170  10,628  10,968
Lehman Brothers Intermediate Treasury 10,000    10,019   10,236   10,328  9,972  10,118  10,067   10,215   10,588  10,963  11,249
   Bond Index

   Average Annual
    Total Return
-----------------------
                 Since
One Year       Inception
------------------------
 14.76%         4.03%

THE ROULSTON FAMILY OF FUNDS -- INVESTMENT ADVISERS REPORT
--------------------------------------------------------------------------------

    In order to meet its objective of current income with preservation of capital, the Fund seeks to minimize credit risk by investment in securities issued directly by the U.S. Government. Because changes in interest rates affect the value of the Fund's holdings, investment in issues maturing in less than ten years are the primary focus of the portfolio.

    During this past year bond prices recovered from the violent reaction of the preceding year. This return to lower interest rates was occasioned by slower economic growth and a calming of inflation fears. It has been nearly thirty years since we have enjoyed four consecutive years with inflation at 3.0% or less. Our outlook calls for continued moderate growth and low inflation. This should provide a favorable environment for the bond market.

                                 REORGANIZATION

    On April 29, 1995, pursuant to an Agreement and Plan of Reorganization and Liquidation, the Midwest Growth Fund, the Growth and Income Fund and the Government Fund of The Roulston Family of Funds (the "Trust") acquired in a tax free reorganization, all of the assets of each of the Midwest Growth Fund, the Growth and Income Fund and the Government Fund (collectively, the "Acquired Funds") of the Advisors' Inner Circle Fund, a Massachusetts business trust, respectively, in exchange for the assumption of such Acquired Fund's liabilities and a number of full and fractional shares of the corresponding Fund of the Trust having an aggregate net asset value equal to such Acquired Fund's net assets (the "Reorganization"). The Reorganization was approved by the shareholders of the Acquired Funds in a Special Meeting held on March 24, 1995. The results of the vote were as follows:

                                                                                 BROKER
                              FOR (000)    AGAINST (000)    ABSTAIN (000)    NON-VOTES (000)
                              ---------    -------------    -------------    ---------------
Midwest Growth Fund...........   1,506           41               42                0
Growth and Income Fund........   1,279           13               25                0
Government Fund...............     715            4                2                0

THE ROULSTON FAMILY OF FUNDS -- SCHEDULE OF INVESTMENTS         October 31, 1995
--------------------------------------------------------------------------------
ROULSTON MIDWEST GROWTH FUND

                                                                      SHARES           VALUE (000)
                                                                  --------------      --------------
COMMON STOCKS - 93.97%
CAPITAL GOODS - 15.09%
Acme-Cleveland Corp. ..........................................         91,300           $  1,997
AMP, Inc. .....................................................         36,700              1,440
Nordson Corp. .................................................         24,700              1,426
Park Ohio Industries, Inc. *...................................        100,509              1,382
Trinova Corp. .................................................         43,000              1,209
                                                                                      --------------
                                                                                            7,454
                                                                                      --------------
CONSUMER DURABLES - 14.15%
Cooper Tire & Rubber Co. ......................................         55,000              1,272
Federal-Mogul Corp. ...........................................         67,000              1,198
Masco Corp. ...................................................         42,000              1,181
Owens-Corning Fiberglas Corp.*.................................         29,700              1,259
Royal Appliance Manufacturing Co.*.............................        300,000                937
Varity Corp. New*..............................................         31,600              1,146
                                                                                      --------------
                                                                                            6,993
                                                                                      --------------
CONSUMER NON-DURABLES - 24.05%
American Greetings Corp. Class A...............................         42,000              1,323
Barry (R.G.) Corp.*............................................        106,667              2,027
Consolidated Stores Corp.*.....................................         54,700              1,265
Dean Foods Co. ................................................         44,000              1,227
Fays Drug, Inc. ...............................................        175,400              1,403
Revco D.S., Inc. New*..........................................         66,600              1,582
Rite Aid Corp. ................................................         55,000              1,485
Universal Foods Corp. .........................................         40,500              1,387
Worthington Foods, Inc. .......................................         11,000                184
                                                                                      --------------
                                                                                           11,883
                                                                                      --------------
ENERGY - 2.85%
Belden & Blake Corp.*..........................................         97,100              1,409
                                                                                      --------------
FINANCE - 9.35%
National Auto Credit, Inc.*....................................        120,000              1,950
Norwest Corp. .................................................         39,800              1,174
Star Banc Corp. ...............................................         27,000              1,495
                                                                                      --------------
                                                                                            4,619
                                                                                      --------------
MATERIALS/SERVICES - 22.10%
Armco, Inc. ...................................................        188,000              1,152
Bearings, Inc. Ohio............................................         52,500              1,903
Duriron Co., Inc. .............................................         55,800              1,493
Figgie International, Inc. Class A*............................        180,000              2,160
Libbey, Inc. ..................................................         48,100                986
OHM Corp.*.....................................................        140,000              1,138
Premier Industrial Corp. ......................................         37,000                920
Worthington Industries, Inc. ..................................         70,083              1,165
                                                                                      --------------
                                                                                           10,917
                                                                                      --------------

See accompanying notes to financial statements.

THE ROULSTON FAMILY OF FUNDS -- SCHEDULE OF INVESTMENTS         October 31, 1995
--------------------------------------------------------------------------------
ROULSTON MIDWEST GROWTH FUND (continued)

                                                                      SHARES           VALUE (000)
                                                                  --------------      --------------
COMMON STOCKS - (CONTINUED)
TECHNOLOGY - 6.38%
Diebold, Inc. .................................................         27,000           $  1,431
Telxon Corp. ..................................................         74,400              1,721
                                                                                      --------------
                                                                                            3,152
                                                                                      --------------
TOTAL COMMON STOCKS - (COST $40,091,616).......................                            46,427
                                                                                      --------------

                                                                    PRINCIPAL
REPURCHASE AGREEMENT - 6.40%                                         AMOUNT
                                                                  --------------
United Missouri Bank, U.S. Treasury Note, $3,202,000 par, 7.50%
  coupon, due 02/29/96, dated 10/31/95, to be sold on 11/01/95
  at $3,166,466................................................     $3,166,000              3,166
                                                                                      --------------
TOTAL INVESTMENTS - 100.37% (COST $43,257,616#)................                            49,593
                                                                                      --------------
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS - (0.37%).......                              (185)
                                                                                      --------------
NET ASSETS - 100.00%...........................................                          $ 49,408
                                                                                      ==============

---------------
* Non-income producing security.
# Also represents cost for Federal income tax purposes.

See accompanying notes to financial statements.

THE ROULSTON FAMILY OF FUNDS -- SCHEDULE OF INVESTMENTS         October 31, 1995
--------------------------------------------------------------------------------
ROULSTON GROWTH AND INCOME FUND

                                                                      SHARES           VALUE (000)
                                                                  --------------      --------------
COMMON STOCKS - 97.87%
CAPITAL GOODS - 11.12%
Boeing Co. ....................................................          7,000           $    459
Emerson Electric Co. ..........................................         10,000                713
General Electric Co. ..........................................         11,000                696
Johnson Controls, Inc. ........................................         12,000                699
                                                                                      --------------
                                                                                            2,567
                                                                                      --------------
CONSUMER DURABLES - 13.96%
Cooper Tire & Rubber Co. ......................................         25,000                578
Leggett & Platt, Inc. .........................................         28,000                672
Masco Corp. ...................................................         24,000                675
Sherwin-Williams Co. ..........................................         17,000                640
TRW, Inc. .....................................................         10,000                657
                                                                                      --------------
                                                                                            3,222
                                                                                      --------------
CONSUMER NON-DURABLES - 34.97%
American Greetings Corp. Class A...............................         22,000                693
Banta Corp. ...................................................         18,000                779
Baxter International, Inc. ....................................         10,000                386
Beckman Instruments, Inc. .....................................         20,000                663
Dean Foods Co. ................................................         20,000                557
Dial Corp. ....................................................         26,000                634
Hanson PLC ADR.................................................         25,000                388
Mallinckrodt Group, Inc. ......................................         18,000                625
McGraw-Hill, Inc. .............................................          3,700                303
Melville Corp. ................................................         18,000                576
Proctor & Gamble Co. ..........................................          8,000                648
Rite Aid Corp. ................................................         26,000                702
Sara Lee Corp. ................................................         24,000                705
Universal Foods Corp. .........................................         12,000                411
                                                                                      --------------
                                                                                            8,070
                                                                                      --------------
ENERGY - 8.46%
Exxon Corp. ...................................................          8,000                611
Royal Dutch Petroleum Co. .....................................          4,000                492
Williams Companies, Inc. ......................................         22,000                850
                                                                                      --------------
                                                                                            1,953
                                                                                      --------------
FINANCE - 7.72%
American International Group, Inc. ............................          6,750                569
Keycorp........................................................         15,000                506
Norwest Corp. .................................................         24,000                708
                                                                                      --------------
                                                                                            1,783
                                                                                      --------------
MATERIALS/SERVICES - 11.58%
Great Lakes Chemical Corp. ....................................         10,000                671
Hanna (M.A.) Co. ..............................................         13,500                346
Ogden Corp. ...................................................         20,000                455
Teleflex, Inc. ................................................         15,000                636
Worthington Industries, Inc. ..................................         34,000                565
                                                                                      --------------
                                                                                            2,673
                                                                                      --------------

See accompanying notes to financial statements.

THE ROULSTON FAMILY OF FUNDS -- SCHEDULE OF INVESTMENTS         October 31, 1995
--------------------------------------------------------------------------------
ROULSTON GROWTH AND INCOME FUND (continued)

                                                                      SHARES           VALUE (000)
                                                                  --------------      --------------
COMMON STOCKS - (CONTINUED)
TECHNOLOGY - 3.52%
Harris Corp. ..................................................         14,000           $    813
                                                                                      --------------
UTILITIES - 6.54%
AT & T Corp. ..................................................         12,000                768
GTE Corp. .....................................................         18,000                742
                                                                                      --------------
                                                                                            1,510
                                                                                      --------------
TOTAL COMMON STOCKS - (COST $19,389,312).......................                            22,591
                                                                                      --------------

                                                                    PRINCIPAL
REPURCHASE AGREEMENT - 2.73%                                         AMOUNT
                                                                  --------------
United Missouri Bank, U.S. Treasury Note, $636,000 par, 7.50%
  coupon, due 02/29/96, dated 10/31/95, to be sold on 11/01/95
  at $629,093..................................................     $  629,000                629
                                                                                      --------------
TOTAL INVESTMENTS - 100.60% (COST $20,018,312#)................                            23,220
                                                                                      --------------
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS - (0.60%).......                              (138)
                                                                                      --------------
NET ASSETS - 100.00%...........................................                          $ 23,082
                                                                                      ============
---------------

# Also represents cost for Federal income tax purposes.

See accompanying notes to financial statements.

THE ROULSTON FAMILY OF FUNDS -- SCHEDULE OF INVESTMENTS         October 31, 1995
--------------------------------------------------------------------------------
ROULSTON GOVERNMENT SECURITIES FUND

                                                                   PRINCIPAL
                                                                     AMOUNT        VALUE (000)
                                                                   ----------      -----------
U.S. TREASURY NOTES - 98.20%
  U.S. TREASURY NOTES
    5.500%, 09/30/97............................................   $  550,000        $   549
    5.125%, 06/30/98............................................      750,000            740
    6.875%, 08/31/99............................................    1,800,000          1,866
    5.500%, 04/15/00............................................    2,000,000          1,979
    6.250%, 02/15/03............................................    1,450,000          1,475
    5.750%, 08/15/03............................................      700,000            691
    5.875%, 02/15/04............................................    1,200,000          1,191
                                                                                   -----------
TOTAL U.S. TREASURY NOTES - (COST $8,487,061)...................                       8,491
                                                                                   -----------
REPURCHASE AGREEMENT - 0.58%
  United Missouri Bank, U.S. Treasury Note, $51,000 par, 7.50%
    coupon, due 02/29/96, dated 10/31/95, to be sold on 11/01/95
    at $50,007..................................................       50,000             50
                                                                                   -----------
TOTAL INVESTMENTS - 98.78% (COST $8,537,061#)...................                       8,541
                                                                                   -----------
CASH AND OTHER ASSETS NET OF LIABILITIES - 1.22%................                         106
                                                                                   -----------
NET ASSETS - 100.00%............................................                     $ 8,647
                                                                                   ===========
---------------

# Also represents cost for Federal income tax purposes.

See accompanying notes to financial statements.

THE ROULSTON FAMILY OF FUNDS --
STATEMENTS OF ASSETS AND LIABILITIES                           October 31, 1995
--------------------------------------------------------------------------------

                                                ROULSTON         ROULSTON           ROULSTON
                                                 MIDWEST        GROWTH AND         GOVERNMENT
                                               GROWTH FUND      INCOME FUND      SECURITIES FUND
                                                  (000)            (000)              (000)
                                               -----------      -----------      ---------------
ASSETS:
  Investments in securities at value (cost
    $43,257,616, $20,018,312 and $8,537,061
    respectively)...........................     $49,593          $23,220            $ 8,541
  Cash......................................           1                1                  0
  Receivable for capital stock sold.........          32               24                  6
  Dividends and interest receivable.........           8               22                 84
  Reimbursement due from adviser............           0                0                 14
  Deferred organization costs (Note A)......          14               14                 14
  Other assets..............................           5                5                  5
                                               -----------      -----------      ---------------
         Total assets.......................      49,653           23,286              8,664
                                               -----------      -----------      ---------------
LIABILITIES:
  Payable for capital stock redeemed........         144              151                  1
  Accrued expenses..........................          96               48                 11
  Payable to adviser........................           5                5                  5
                                               -----------      -----------      ---------------
         Total liabilities..................         245              204                 17
                                               -----------      -----------      ---------------
NET ASSETS:
  Applicable to 3,647,473, 1,877,974 and
    879,015 shares outstanding,
    respectively............................     $49,408          $23,082            $ 8,647
                                               ===========      ===========      =============
NET ASSETS CONSIST OF:
  Capital paid-in...........................     $42,554          $19,634            $ 8,617
  Undistributed net investment income
    (loss)..................................          (2)              66                 37
  Accumulated net realized gain (loss) on
    investments.............................         521              180                (11)
  Net unrealized appreciation on
    investments.............................       6,335            3,202                  4
                                               -----------      -----------      ---------------
                                                 $49,408          $23,082            $ 8,647
                                               ===========      ===========      =============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE...........................     $ 13.55          $ 12.29            $  9.84
                                               ===========      ===========      =============

See accompanying notes to financial statements.

THE ROULSTON FAMILY OF FUNDS -- STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------

                                                ROULSTON         ROULSTON           ROULSTON
                                                 MIDWEST        GROWTH AND         GOVERNMENT
                                               GROWTH FUND      INCOME FUND      SECURITIES FUND
                                                  (000)            (000)              (000)
                                               -----------      -----------      ---------------
INVESTMENT INCOME:
  Dividends.................................     $   510          $   522            $     0
  Interest..................................         173               40                484
                                               -----------      -----------      ---------------
         Total investment income............         683              562                484
                                               -----------      -----------      ---------------
EXPENSES:
  Investment advisory fees (Note B).........         342              176                 30
  Transfer agent fees.......................          37               25                 21
  Administration fees.......................          67               42                 32
  Distribution expenses (Note B)............          59               28                 10
  Pricing fees..............................          20               15                 15
  Printing fees.............................           5                4                  4
  Custodian fees............................          18               11                  8
  Insurance fees............................          14               13                 12
  Legal fees................................          14               11                  8
  Amortization of organization costs (Note
    A)......................................          12               12                 12
  Registration expenses.....................           9                8                  8
  Trustees fees.............................          12               10                  9
  Auditing fees.............................          16                8                  3
  Miscellaneous expenses....................           2                1                  1
                                               -----------      -----------      ---------------
         Total expenses.....................         627              364                173
  Expenses reimbursed (Note B)..............         (61)             (59)              (101)
                                               -----------      -----------      ---------------
         Net expenses.......................         566              305                 72
                                               -----------      -----------      ---------------
NET INVESTMENT INCOME.......................         117              257                412
                                               -----------      -----------      ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss) on investments...       1,330              279                 (2)
  Net change in unrealized appreciation on
    investments.............................       5,113            2,752                699
                                               -----------      -----------      ---------------
  Net realized and unrealized gain on
    investments.............................       6,443            3,031                697
                                               -----------      -----------      ---------------
INCREASE IN NET ASSETS FROM OPERATIONS......     $ 6,560          $ 3,288            $ 1,109
                                               ===========      ===========      =============

See accompanying notes to financial statements.

THE ROULSTON FAMILY OF FUNDS -- STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                ROULSTON MIDWEST               ROULSTON GROWTH AND
                                                   GROWTH FUND                     INCOME FUND
                                           ---------------------------     ---------------------------
                                           YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                           OCTOBER 31,     OCTOBER 31,     OCTOBER 31,     OCTOBER 31,
                                              1995            1994            1995            1994
                                              (000)           (000)           (000)           (000)
                                           -----------     -----------     -----------     -----------
OPERATIONS:
  Net investment income................      $   117         $    31         $   257         $   182
  Net realized gain (loss) on
    investments........................        1,330           1,268             279              77
  Net change in unrealized appreciation
    (depreciation) on investments......        5,113             525           2,752             220
                                           -----------     -----------     -----------     -----------
  Increase (decrease) in net assets....        6,560           1,824           3,288             479
                                           -----------     -----------     -----------     -----------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment income...........         (130)            (19)           (207)           (170)
  From net realized gains..............       (2,077)              0            (167)            (29)
                                           -----------     -----------     -----------     -----------
  Total Distributions..................       (2,207)            (19)           (374)           (199)
                                           -----------     -----------     -----------     -----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold............       17,023          20,028           5,620          10,447
  Reinvestment of dividends............        2,182              17             309             163
  Amount paid for repurchase
    of shares..........................       (3,838)         (2,032)         (3,938)         (1,429)
                                           -----------     -----------     -----------     -----------
  Net increase from capital
    transactions.......................       15,367          18,013           1,991           9,181
                                           -----------     -----------     -----------     -----------
  Total increase in net assets.........       19,720          19,818           4,905           9,461
NET ASSETS:
  Beginning of year....................       29,688           9,870          18,177           8,716
                                           -----------     -----------     -----------     -----------
  End of year..........................      $49,408         $29,688         $23,082         $18,177
                                           ===========     ===========     ===========     ===========
  Accumulated undistributed
    (overdistributed) net investment
    income included in net assets at
    end of year........................      $    (2)        $    11         $    66         $    16
                                           -----------     -----------     -----------     -----------
CAPITAL SHARE TRANSACTIONS:
  Shares sold..........................        1,340           1,699             503             980
  Shares issued on reinvestment of
    dividends..........................          187               2              28              15
  Shares repurchased...................         (300)           (172)           (355)           (134)
                                           -----------     -----------     -----------     -----------
  Net increase from capital
    transactions.......................        1,227           1,529             176             861
                                           ===========     ===========     ===========     ===========


                                                    ROULSTON GOVERNMENT
                                                      SECURITIES FUND
                                                 -------------------------------
                                                 YEAR ENDED          YEAR ENDED
                                                 OCTOBER 31,         OCTOBER 31,
                                                    1995                1994
                                                    (000)               (000)
                                                 -----------         -----------
OPERATIONS:
  Net investment income................            $   412             $   306
  Net realized gain (loss) on
    investments........................                 (2)                (11)
  Net change in unrealized appreciation
    (depreciation) on investments......                699                (770)
                                                 -----------         -----------
  Increase (decrease) in net assets....              1,109                (475)
                                                 -----------         -----------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment income...........               (411)               (289)
  From net realized gains..............                  0                  (5)
                                                 -----------         -----------
  Total Distributions..................               (411)               (294)
                                                 -----------         -----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold............              1,562               5,264
  Reinvestment of dividends............                266                 191
  Amount paid for repurchase
    of shares..........................             (1,493)             (2,901)
                                                 -----------         -----------
  Net increase from capital
    transactions.......................                335               2,554
                                                 -----------         -----------
  Total increase in net assets.........              1,033               1,785
NET ASSETS:
  Beginning of year....................              7,614               5,829
                                                 -----------         -----------
  End of year..........................            $ 8,647             $ 7,614
                                                 ===========         ===========
  Accumulated undistributed
    (overdistributed) net investment
    income included in net assets at
    end of year........................            $    37             $    36
                                                 -----------         -----------
CAPITAL SHARE TRANSACTIONS:
  Shares sold..........................                167                 545
  Shares issued on reinvestment of
    dividends..........................                 29                  20
  Shares repurchased...................               (160)               (293)
                                                 -----------         -----------
  Net increase from capital
    transactions.......................                 36                 272
                                                 ===========         ===========

See accompanying notes to financial statements.

THE ROULSTON FAMILY OF FUNDS -- FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The tables below set forth financial data for a share of beneficial interest outstanding throughout the periods presented.

                         ROULSTON MIDWEST                      ROULSTON GROWTH AND                    ROULSTON GOVERNMENT
                            GROWTH FUND                            INCOME FUND                          SECURITIES FUND
                -----------------------------------    -----------------------------------    -----------------------------------
                  YEAR        YEAR        PERIOD         YEAR        YEAR        PERIOD         YEAR        YEAR        PERIOD
                 ENDED       ENDED         ENDED        ENDED       ENDED         ENDED        ENDED       ENDED         ENDED
                10/31/95    10/31/94    10/31/93(1)    10/31/95    10/31/94    10/31/93(1)    10/31/95    10/31/94    10/31/93(1)
                --------    --------    -----------    --------    --------    -----------    --------    --------    -----------
NET ASSET VALUE,
 BEGINNING OF
 PERIOD......... $ 12.27    $ 11.07       $ 10.00      $ 10.68     $ 10.36       $ 10.00       $ 9.03      $10.20       $ 10.00
                --------    --------    -----------    --------    --------    -----------    --------    --------    -----------
INCOME FROM
 INVESTMENT
 OPERATIONS:
 Net investment
   income.......    0.04       0.02          0.01         0.15        0.14          0.04         0.49        0.43          0.15
 Net realized
   and
   unrealized
   gain (loss)
   on
   investments...   2.04       1.19          1.07         1.68        0.35          0.36         0.81       (1.17)         0.16
                --------    --------    -----------    --------    --------    -----------    --------    --------    -----------
   Total from
     investment
     operations...  2.08       1.21          1.08         1.83        0.49          0.40         1.30       (0.74)         0.31
                --------    --------    -----------    --------    --------    -----------    --------    --------    -----------
LESS
 DISTRIBUTIONS:
 From net
   investment
   income.......   (0.04)     (0.01)        (0.01)       (0.12)      (0.14)        (0.04)       (0.49)      (0.42)        (0.11)
 From realized
   capital
   gains........   (0.76)      0.00          0.00        (0.10)      (0.03)         0.00         0.00       (0.01)         0.00
                --------    --------    -----------    --------    --------    -----------    --------    --------    -----------
 Total
  distributions... (0.80)     (0.01)        (0.01)       (0.22)      (0.17)        (0.04)       (0.49)      (0.43)        (0.11)
NET ASSET VALUE,
 END OF
 PERIOD......... $ 13.55    $ 12.27       $ 11.07      $ 12.29     $ 10.68       $ 10.36       $ 9.84      $ 9.03       $ 10.20
                =========   =========   ============   =========   =========   ============   =========   =========   ============
TOTAL RETURN....   18.17%     10.89%        10.90%**     17.36%       4.72%         3.98%**     14.76%      (7.24%)        3.04%**
RATIOS/SUPPLEMENTAL
 DATA:
 Net assets, end
   of period
   (000)........ $49,408    $29,688       $ 9,870      $23,082     $18,177       $ 8,716       $8,647      $7,614       $ 5,829
 Ratio of
   expenses to
   average net
   assets before
   reimbursement
   of expenses
   by Adviser...    1.57%      1.54%         2.89%*       1.79%       1.72%         2.79%*       2.16%       1.80%         2.78%*
     after
     reimbursement
     of expenses
     by
     Adviser....    1.41%      1.45%         1.50%*       1.50%       1.50%         1.50%*       0.90%       0.90%         0.90%*
 Ratio of net
   investment
   income to
   average net
   assets before
   reimbursement
   of expenses
   by Adviser...    0.14%      0.08%        (1.11%)*      0.98%       1.20%         0.10%*       3.89%       3.88%         2.29%*
   after
   reimbursement
     of expenses
     by
     Adviser....    0.29%      0.17%         0.28%*       1.26%       1.42%         1.39%*       5.16%       4.78%         4.17%*
 Portfolio
   turnover.....   46.51%     77.57%         0.00%       13.36%      35.16%         4.18%        1.28%      24.14%        24.53%
---------------

 * Annualized

** Not Annualized

(1) The Roulston Midwest Growth Fund, Roulston Growth and Income Fund and the Roulston Government Securities Fund commenced operations on July 1, 1993.

See accompanying notes to financial statements.

THE ROULSTON FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS                                   October 31, 1995
--------------------------------------------------------------------------------
    NOTE (A) SIGNIFICANT ACCOUNTING POLICIES: The Roulston Family of Funds (the "Trust") is an open-end management investment company and is organized under Ohio law as a business trust under a Declaration of Trust dated September 16, 1994. The Trust currently consists of three Funds (the "Funds"): Roulston Midwest Growth Fund (the "Midwest Growth Fund"), Roulston Growth and Income Fund (the "Growth and Income Fund") and Roulston Government Securities Fund (the "Government Fund"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"). On April 29, 1995, pursuant to an Agreement and Plan of Reorganization and Liquidation, the Midwest Growth Fund, the Growth and Income Fund and the Government Fund of the Trust acquired in a tax free reorganization, all of the assets of each of the Midwest Growth Fund, the Growth and Income Fund and the Government Fund (collectively, the "Acquired Funds") of the Advisors' Inner Circle Fund, a Massachusetts business trust, respectively, in exchange for the assumption of such Acquired Fund's liabilities and a number of full and fractional shares of the corresponding Fund of the Trust having an aggregate net asset value equal to such Acquired Fund's net assets (the "Reorganization"). The Reorganization was approved by the shareholders of the Acquired Funds in a Special Meeting held on March 24, 1995. For accounting purposes, the Reorganization was accounted for in a manner similar to a pooling of interest and the financial highlights have been presented since the Funds' inception, July 1, 1993. The following is a summary of significant accounting policies consistently followed by the Trust.

        (1) SECURITY VALUATION: Equity securities which are listed or admitted to trading on a national securities exchange will be valued at the last sales price on the exchange on which the security is principally traded. Equity securities for which there is no sale on that day and equity securities traded only in the over-the-counter market will be valued at their closing bid prices obtained from one or more dealers making markets for such securities or, if market quotations are not readily available, at their fair values as determined in good faith by the Board of Trustees.

        Valuations of fixed and variable income securities ("debt securities") are supplied by independent pricing services used by Fund/Plan Services, Inc., as administrator, which have been approved by the Trustees of the Trust. Valuations are based upon a consideration of yields or prices of obligations of comparable quality, coupon, maturity and type, indications as to value from recognized dealers, and general market conditions. Debt securities for which market quotations are readily available are valued based upon these quotations. The Trustees may deviate from the valuation provided by the pricing service whenever, in their judgment, such valuation is not indicative of the fair value of the debt security. Short-term investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

        (2) REPURCHASE AGREEMENTS: All Funds may enter into repurchase agreements with financial institutions deemed to be credit worthy by Roulston & Company, Inc. ("Roulston"), the Funds' investment adviser, under guidelines approved by the Trust's Board of Trustees, subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed-upon date and price. Securities purchased subject to repurchase agreements are deposited with the Funds' custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were

THE ROULSTON FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)                       October 31, 1995
--------------------------------------------------------------------------------

    less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund was delayed pending court action.

        (3) FEDERAL INCOME TAXES: The Funds intend to be treated as "regulated investment companies" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their net taxable income. Accordingly, no provisions for Federal income taxes have been made in the accompanying financial statements.

        (4) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Security transactions are accounted for on the date securities are purchased or sold. Security gains and losses are determined on the identified cost basis.

        (5) DIVIDENDS AND DISTRIBUTIONS: Substantially all of the net investment income (exclusive of capital gains) of the Midwest Growth Fund and the Growth and Income Fund is distributed in the form of dividends at least annually, and of the Government Fund is distributed in the form of quarterly dividends. Shareholders of record of the Government Fund on the next-to-last business day of each quarter will be entitled to receive the quarterly dividend distribution. If any capital gain is realized by a Fund, substantially all of it will be distributed at least annually.

        (6) DEFERRED ORGANIZATION COSTS: Organizational costs are being amortized on a straight-line basis over five years commencing April 29, 1995.

    NOTE (B) RELATED PARTY TRANSACTIONS: The Trust and Roulston have entered into an Investment Advisory Agreement (the "Agreement") dated as of January 20, 1995. Under terms of the Agreement, Roulston makes the investment decisions for the assets of the Funds and continuously reviews, supervises, and administers the investment program of the Funds. For its services as investment adviser, Roulston receives a fee, at an annual rate of 0.75% of the average daily net assets of each of the Midwest Growth Fund and the Growth and Income Fund up to $100 million of such assets, and 0.50% of each such Fund's assets of $100 million or more. With respect to the Government Fund, Roulston receives a fee at an annual rate of 0.25% of the average daily net assets of the Government Fund up to $100 million of such assets, and 0.125% of such assets of $100 million or more. Such fees will be calculated daily and paid monthly.

    Prior to the effective date of the Reorganization, Roulston served as the investment adviser to each of the Acquired Funds. For such services, Roulston received an advisory fee from the Acquired Funds at the following annual rates:
1.00% of the value of each of the Midwest Growth Fund's and the Growth and Income Fund's average daily net assets up to $100 million, 0.75% of each such Fund's assets over $100 million; and 0.50% of the value of the Government Fund's average daily net assets up to $100 million, 0.375% of the average daily net assets from $100 million to $200 million, and 0.25% of the average daily net assets of such Fund over $200 million.

    Pursuant to Rule 12b-1 under the Act, effective April 29, 1995, the Trust has adopted a Distribution and Shareholder Service Plan and Agreement (the "Plan"), under which each Fund is authorized to pay or reimburse Roulston Research Corp. (the "Distributor"), a wholly owned subsidiary of Roulston, a periodic amount calculated at an annual rate not to exceed 0.25% of the average daily net assets value of such Fund. Such an amount may be used by the Distributor to pay broker-dealers, banks and other

THE ROULSTON FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)                       October 31, 1995
--------------------------------------------------------------------------------

institutions (a "Participating Organization") for distribution and/or shareholder service assistance pursuant to an agreement between the Distributor and the Participating Organization or for distribution assistance and/or shareholder service provided by the Distributor. Under the Plan, a Participating Organization may include the Distributor's affiliates.

    In addition, the Board of Trustees of the Trust has adopted certain procedures in accordance with Section 17(e)(2) and Rule 17e-1 under the Act pursuant to which the Distributor may execute certain portfolio transactions as broker on behalf of the Funds. In connection with such brokerage transactions, Roulston as the investment adviser may determine to use the Distributor if such use will likely result in commissions, fees or other renumeration and prices for and execution of securities transactions at least as favorable to such Fund as those likely to be derived from other qualified brokers.

    Roulston and the Distributor have each agreed with the Trust to waive its investment advisory and 12b-1 fees, respectively, and to reimburse certain other expenses of the Funds for one year from the effective date of the Reorganization (April 29, 1995) to the extent necessary to cause total operating expenses as a percentage of net assets of the Midwest Growth Fund, the Growth and Income Fund and the Government Fund not to exceed 1.38%, 1.50% and 0.90%, respectively. For the Midwest Growth Fund, such voluntary fee waivers and reimbursements limited such Fund's total operating expenses for the year ended October 31, 1995, to 1.41% since for the period from November 1, 1994 to April 29, 1995, such operating expenses had been limited to 1.50%.

    Information regarding these transactions is as follows for the year ended October 31, 1995:

                                                MIDWEST          GROWTH AND         GOVERNMENT
                                              GROWTH FUND        INCOME FUND           FUND
                                                 (000)              (000)              (000)
                                             -------------      -------------      -------------
INVESTMENT ADVISORY FEES:
Fees Before Fee Waiver....................       $ 342              $ 176              $  30
Fees Waived...............................          61                 59                 30

RULE 12B-1 FEES1:
Fees Before Fee Waiver....................          59                 28                 10
Fees Waived...............................           0                  0                  4

OTHER EXPENSES REIMBURSED.................           0                  0                 67

BROKERAGE FEES PAID TO THE DISTRIBUTOR ON
  PORTFOLIO TRANSACTIONS..................         140                 12                  0
---------------

1 Effective for the period April 30, 1995 through October 31, 1995.

    All of the officers and certain of the trustees of the Trust are also officers, directors and/or employees of Roulston and the Distributor. The officers and such interested trustees served without direct compensation from the Trust during the year.

THE ROULSTON FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)                       October 31, 1995
--------------------------------------------------------------------------------

    NOTE (C) INVESTMENT TRANSACTIONS: Purchases and sales of investment securities (excluding short-term securities) for the year ended October 31, 1995, were:

                                                                                 PROCEEDS FROM
                                                             PURCHASES               SALES
                                                               (000)                 (000)
                                                          ----------------      ----------------
Midwest Growth Fund....................................       $ 29,354              $ 17,198
Growth and Income Fund.................................          5,923                 2,608
Government Fund........................................            549                    97

    NOTE (D) UNREALIZED APPRECIATION AND DEPRECIATION: At October 31, 1995, the gross unrealized appreciation and depreciation of securities for book and Federal income tax purposes consisted of the following:

                                                 GROSS              GROSS               NET
                                              UNREALIZED         UNREALIZED         UNREALIZED
                                             APPRECIATION       DEPRECIATION       APPRECIATION
                                                 (000)              (000)              (000)
                                             -------------      -------------      -------------
Midwest Growth Fund.......................      $ 7,896            $ 1,561            $ 6,335
Growth and Income Fund....................        3,494                292              3,202
Government Fund...........................           79                 75                  4

THE ROULSTON FAMILY OF FUNDS
REPORT OF INDEPENDENT AUDITORS                                  October 31, 1995
--------------------------------------------------------------------------------

To the Shareholders and Trustees of
Roulston Midwest Growth Fund,
Roulston Growth and Income Fund and
Roulston Government Securities Fund of
The Roulston Family of Funds:

    We have audited the accompanying statements of assets and liabilities of Roulston Midwest Growth Fund, Roulston Growth and Income Fund and Roulston Government Securities Fund (the three funds constituting the Roulston Family of Funds), including the schedules of investments, as of October 31, 1995, and the related statements of operations, changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets of Roulston Midwest Growth Fund, Roulston Growth and Income Fund and Roulston Government Securities Fund of the Roulston Family of Funds for the year ended October 31, 1994 and the financial highlights for the period from July 1, 1993 (commencement of operations) to October 31, 1993 and for the year ended October 31, 1994 were audited by other auditors whose report dated December 14, 1994 expressed an unqualified opinion on those statements and financial highlights.

    We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the 1995 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Roulston Midwest Growth Fund, Roulston Growth and Income Fund and Roulston Government Securities Fund of the Roulston Family of Funds at October 31, 1995, the results of their operations, the changes in their net assets and financial highlights for the year then ended in conformity with generally accepted accounting principles.

                                               /s/ Ernst & Young LLP

November 27, 1995
Cleveland, Ohio

                      [This Page Intentionally Left Blank]

                      [This Page Intentionally Left Blank]

                                   DIRECTORS:

                  Thomas V. Chema       Scott D. Roulston
                  David H. Gunning      Ivan Winfield

                                  OFFICERS:
                         Scott D. Roulston, President
                         Kathryn G. Balazs, Secretary
                          Martin P. Rizzo, Treasurer

                                   ADVISER:
                           ROULSTON & COMPANY, INC.
                             4000 Chester Avenue
                          Cleveland, Ohio 44103-3693

                                 DISTRIBUTOR:
                           ROULSTON RESEARCH CORP.
                             4000 Chester Avenue
                          Cleveland, Ohio 44103-3693

                       ADMINISTRATOR & TRANSFER AGENT:
                           FUND/PLAN SERVICES, INC.
                              2 West Elm Street
                    Conshohocken, Pennsylvania 19428-0874

                                LEGAL COUNSEL:
                              BAKER & HOSTETLER
                             65 East State Street
                          Columbus, Ohio 43215-4260

                       INDEPENDENT PUBLIC ACCOUNTANTS:
                              ERNST & YOUNG LLP
                           1300 Huntington Building
                              925 Euclid Avenue
                          Cleveland, Ohio 44115-1405

           This report is submitted for the general information of
            the shareholders of the Fund. It is not authorized for
           distribution to prospective investors in the Fund unless
              preceded or accompanied by an effective Prospectus
           which includes details regarding the Fund's objectives,
                  policies, expenses and other information.
            ------------------------------------------------------

                For information call Roulston Research Corp.:
                       1-800-3-FAMILY  (1-800-332-6459)
                       (LOGO) printed on recycled paper

              -------------------------------------------------
                                 THE ROULSTON
                               FAMILY OF FUNDS
                               Roulston Midwest
                                 Growth Fund

                             Roulston Growth and
                                 Income Fund

                             Roulston Government
                               Securities Fund
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                               ANNUAL REPORT TO
                                 SHAREHOLDERS
                               October 31, 1995
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                         THE ROULSTON FAMILY OF FUNDS
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                            Investing Family Style